Accounts payable and accrued liabilities	9 Months Ended
Sep. 30, 2025
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

Note 9 – Accounts payable and accrued liabilities

As of September 30, 2025 and December 31, 2024, accounts payable and accrued liabilities consisted of the following:

	September 30,	December 31,
	2025	2024
Accounts payable	$570,593	$48,195
Accrued interest	24,877	51,663
Credit card	6,933	4,540
Sales tax payable	25,831	11,737
Other liabilities	65,128	70,849
Payroll liability	12,127	-
	$705,489	$186,984